UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Strategic Government Securities Fund
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 95.3%
Federal Home Loan Mortgage Corp., 7.0%, 10/1/2038	471,375	536,895
Federal National Mortgage Association:
4.0%, 9/1/2040	1,336,232	1,402,156
4.5%, 8/1/2041	367,022	394,735
Government National Mortgage Association:
3.0%, 9/15/2042	9,623,672	9,566,573
3.5%, with various maturities from 9/15/2041 until 9/15/2043 (a)	204,775,787	210,839,238
4.0%, with various maturities from 8/20/2030 until 5/20/2043 (a)	205,317,917	217,756,307
4.49%, 6/15/2041	1,682,259	1,825,438
4.5%, with various maturities from 6/20/2033 until 2/20/2042 (a)	242,872,042	263,805,801
4.55%, 1/15/2041	3,315,100	3,601,895
5.0%, with various maturities from 3/20/2029 until 7/20/2041	175,740,840	193,563,691
5.5%, with various maturities from 12/15/2024 until 5/20/2041	160,023,572	178,422,286
6.0%, with various maturities from 11/15/2028 until 5/15/2040	129,153,781	146,196,223
6.5%, with various maturities from 10/15/2024 until 3/20/2039	29,157,346	33,032,462
7.0%, with various maturities from 9/15/2035 until 2/15/2039	5,341,968	6,190,737
7.5%, with various maturities from 1/20/2027 until 6/20/2031	9,077	10,770

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,243,002,062)		1,267,145,207
Collateralized Mortgage Obligations 21.4%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	883,548	169,252
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	497,856	431,011
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	6,845,241	5,888,547
"PA", Series 4122, 1.5%, 2/15/2042	1,341,227	1,263,171
"JZ", Series 4288, 2.5%, 3/15/2041	2,413,800	1,964,034
"BC", Series 4144, 2.5%, 12/15/2042	743,640	585,011
"KB", Series 4144, 2.5%, 12/15/2042	2,100,000	1,657,719
"PT", Series 3586, 2.503% *, 2/15/2038	3,876,605	3,748,444
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	1,428,298	105,243
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	12,824,316	1,122,541
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	2,194,772	194,933
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	2,825,332	251,462
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	2,482,056	237,686
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	1,470,105	147,086
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	2,032,659	220,862
"IP", Series 4046, Interest Only, 3.0%, 5/15/2027	2,985,934	368,491
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	7,898,280	994,425
"ZB", Series 4183, 3.0%, 3/15/2043	8,224,756	6,676,890
"ZP", Series 4181, 3.0%, 3/15/2043	1,752,808	1,496,712
"JZ", Series 4283, 3.0%, 12/15/2043	3,784,933	3,774,486
"JZ", Series 4279, 3.0%, 12/15/2043	8,088,185	6,227,307
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	689,025	2,807
"MZ", Series 3821, 3.5%, 3/15/2041	6,210,512	5,676,231
"DZ", Series 4199, 3.5%, 5/15/2043	7,165,010	6,159,310
"ZG", Series 4213, 3.5%, 6/15/2043	4,504,804	4,382,877
"ZK", Series 4293, 3.5%, 6/15/2043	5,000,000	3,995,700
"VZ", Series 4212, 4.0%, 6/15/2043	14,493,339	13,044,005
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	1,351,936	58,808
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	11,754,659	1,528,019
"57", Series 256, Interest Only, 5.0%, 3/15/2023	1,291,764	110,202
"SY", Series 3035, Interest Only, 5.94% *, 9/15/2035	1,269,198	173,259
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	465,837	94,371
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	2,455,064	410,180
"SG", Series 3033, Interest Only, 6.49% *, 9/15/2035	1,457,037	267,712
"A", Series 172, Interest Only, 6.5%, 1/1/2024	183,710	29,780
"JS", Series 3572, Interest Only, 6.64% *, 9/15/2039	2,316,857	366,905
"SB", Series 2742, Interest Only, 6.84% *, 1/15/2019	1,535,026	164,825
"SN", Series 3175, Interest Only, 6.99% *, 6/15/2036	3,484,460	576,317
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	441	426
"ZC", Series 2012-134, 2.5%, 12/25/2042	7,990,454	5,751,329
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	2,344,663	205,247
"ZM", Series 2013-18, 3.0%, 3/25/2033	3,528,411	3,078,309
"LA", Series 2013-30, 3.0%, 3/25/2043	2,000,000	1,814,584
"PU", Series 2013-30, 3.0%, 4/25/2043	9,139,291	7,792,086
"LZ", Series 2013-45, 3.0%, 5/25/2043	8,181,811	6,420,588
"ZC", Series 2013-53, 3.0%, 6/25/2043	8,186,911	6,642,370
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	4,178,165	265,945
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	6,285,508	407,304
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	7,476,481	1,739,318
"LZ", Series 2013-6, 3.5%, 2/25/2043	759,071	619,629
"ZN", Series 2013-54, 3.5%, 6/25/2043	7,647,868	7,066,696
"KZ", Series 2013-66, 3.5%, 7/25/2043	11,838,916	10,743,848
"ZU", Series 2013-73, 3.5%, 7/25/2043	1,426,498	1,268,755
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	2,492,024	182,009
"ZB", Series 2010-136, 4.0%, 12/25/2040	3,744,356	3,738,211
"AZ", Series 2013-133, 4.0%, 1/25/2044	6,020,000	5,611,612
"25", Series 351, Interest Only, 4.5%, 5/1/2019	1,362,785	113,258
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	1,114,128	36,837
"CZ", Series 2011-99, 4.5%, 10/25/2041	4,441,970	4,737,433
"ZP", Series 2011-123, 4.5%, 12/25/2041	2,862,440	3,003,737
"21", Series 334, Interest Only, 5.0%, 3/1/2018	1,470,094	101,455
"20", Series 334, Interest Only, 5.0%, 3/1/2018	1,133,798	80,266
''23", Series 339, Interest Only, 5.0%, 7/1/2018	1,109,649	72,791
"27", Series 351, Interest Only, 5.0%, 4/1/2019	1,216,346	91,949
"26", Series 381, Interest Only, 5.0%, 12/25/2020	288,872	23,579
"ZA", Series 2008-24, 5.0%, 4/25/2038	16,723,073	18,169,610
"ZC", Series 2011-10, 5.0%, 2/25/2041	5,807,361	6,243,411
"KT", Series 2007-32, 5.5%, 4/25/2037	1,010,228	1,091,944
"PJ", Series 2004-46, Interest Only, 5.842% *, 3/25/2034	2,813,386	389,297
"HS", Series 2009-87, Interest Only, 5.992% *, 11/25/2039	7,171,742	1,052,481
"ZB", Series 2005-37, 6.0%, 5/25/2035	1,598,634	1,796,456
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	4,950,964	411,812
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,000,000	480,253
"PI", Series 2006-20, Interest Only, 6.522% *, 11/25/2030	4,607,908	786,546
"SA", Series 2005-17, Interest Only, 6.542% *, 3/25/2035	1,878,162	362,751
"SI", Series 2007-23, Interest Only, 6.612% *, 3/25/2037	2,333,293	380,070
"SJ", Series 2007-36, Interest Only, 6.612% *, 4/25/2037	1,798,888	263,398
"KI", Series 2005-65, Interest Only, 6.842% *, 8/25/2035	990,840	186,486
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	609,245	414,292
"PE", Series 2013-24, 2.875%, 2/20/2043	1,602,000	1,332,397
"HX", Series 2012-91, 3.0%, 9/20/2040	5,017,897	5,021,985
"ZD", Series 2013-37, 3.0%, 3/20/2043	1,160,358	1,130,789
"BZ", Series 2013-79, 3.0%, 5/20/2043	4,080,704	3,336,940
"LZ", Series 2013-180, 3.0%, 11/16/2043	8,833,766	6,868,393
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	10,060,001	1,275,906
"ZJ", Series 2013-106, 3.5%, 7/20/2043	4,564,368	3,819,780
"EP", Series 2013-147, 3.625%, 12/20/2039	5,669,000	5,468,789
"ZM", Series 2013-170, 4.0%, 11/20/2043	4,063,857	3,990,543
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	2,623,243	183,424
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	2,195,877	40,814
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	1,577,655	153,253
"BL", Series 2011-46, 4.5%, 10/20/2037	5,000,000	5,369,609
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	2,141,139	186,942
"GP", Series 2010-67, 4.5%, 3/20/2039	4,000,000	4,298,560
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	3,133,603	521,761
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	6,982,984	1,851,531
"ZV", Series 2011-73, 4.5%, 5/20/2041	9,017,951	9,525,013
"QI", Series 2013-20, Interest Only, 4.5%, 12/16/2042	6,965,501	1,386,415
"LV", Series 2012-77, 5.0%, 7/20/2026	4,079,363	4,437,060
"ZB", Series 2004-31, 5.0%, 4/20/2034	9,108,917	9,909,634
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	1,111,375	12,679
"ZA", Series 2006-47, 5.0%, 8/16/2036	7,713,488	8,476,006
"Z", Series 2008-5, 5.0%, 1/20/2038	6,157,353	6,700,347
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	1,915,629	290,273
"Z", Series 2009-112, 5.0%, 11/20/2039	8,617,635	9,513,467
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	1,280,229	122,739
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	3,199,243	262,926
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	1,163,432	101,380
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	1,557,483	154,263
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	1,423,798	128,364
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	871,540	98,313
"BS", Series 2011-93, Interest Only, 5.941% *, 7/16/2041	18,255,245	2,924,560
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	2,380,805	86,530
"BZ", Series 2004-46, 6.0%, 6/20/2034	1,324,307	1,473,388
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	459,614	136,602
"AV", Series 2010-14, Interest Only, 6.141% *, 2/16/2040	4,792,425	947,209
"SA", Series 2012-84, Interest Only, 6.143% *, 12/20/2038	10,832,364	1,839,903
"SM", Series 2009-100, Interest Only, 6.291% *, 5/16/2039	2,201,409	290,205
"AI", Series 2007-38, Interest Only, 6.301% *, 6/16/2037	1,746,782	252,958
"SL", Series 2009-100, Interest Only, 6.341% *, 5/16/2039	2,568,311	362,871
"QA", Series 2007-57, Interest Only, 6.343% *, 10/20/2037	2,087,825	315,654
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	1,194,479	263,859
"SL", Series 2007-26, Interest Only, 6.641% *, 5/16/2037	4,127,224	663,737
"S", Series 1999-17, Interest Only, 8.041% *, 5/16/2029	440,054	85,272
"S", Series 2000-14, Interest Only, 8.191% *, 2/16/2030	1,743,819	387,020

Total Collateralized Mortgage Obligations (Cost $284,804,716)		284,205,062
Government & Agency Obligations 4.8%
U.S. Government Sponsored Agency 1.2%
Federal National Mortgage Association, 3.0%, 11/15/2027	17,500,000	15,807,920
U.S. Treasury Obligations 3.6%
U.S. Treasury Bill, 0.02% **, 2/13/2014 (b)	6,134,000	6,133,988
U.S. Treasury Notes:
0.75%, 6/15/2014	4,000,000	4,009,532
1.0%, 8/31/2016 (c) (d)	37,000,000	37,419,136

		47,562,656

Total Government & Agency Obligations (Cost $65,061,043)		63,370,576

	Contract Amount	Value ($)
Call Options Purchased 0.4%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	34,000,000	1,562,511
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	40,700,000	1,809,400
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	39,500,000	1,591,348

Total Call Options Purchased (Cost $5,194,428)		4,963,259
Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	40,700,000	268,335
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	39,500,000	314,444

Total Put Options Purchased (Cost $2,726,033)		582,779

	Shares	Value ($)
Cash Equivalents 3.8%
Central Cash Management Fund, 0.04% (e) (Cost $50,197,687)	50,197,687	50,197,687

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,650,985,969) †	125.7	1,670,464,570
Other Assets and Liabilities, Net	(25.7)	(341,430,716)

Net Assets	100.0	1,329,033,854

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of January 31, 2014.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,651,157,711.  At January 31, 2014, net unrealized appreciation for all securities based on tax cost was $19,306,859.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $47,350,192 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,043,333.

(a)	When-issued or delayed delivery security included.
(b)	At January 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At January 31, 2014, this security has been pledged, in whole or in part, as collateral for open bilateral swap contracts.
(d)	At January 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

3 Month Euro Euribor Interest Rate Futures	EUR	12/15/2014	16	5,381,311	2,674
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	12/15/2014	20	5,519,219	2,727
3 Month Euroyen Futures	JPY	12/15/2014	23	5,616,338	(646)
3 Month Sterling (Short Sterling) Interest Rate Futures	GBP	12/17/2014	28	5,709,342	(640)
90 Day Eurodollar	USD	12/15/2014	22	5,479,925	(898)
ASX 90 Day Bank Accepted Bills	AUD	12/11/2014	25	21,733,527	7,387
Ultra Long U.S. Treasury Bond	USD	3/20/2014	100	14,381,250	543,550
Total net unrealized appreciation					554,154

At January 31, 2014, open written option contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (f)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	20,400,000	2	2/1/2017	1,468,800	(1,805,529)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	19,750,000	3	2/1/2017	1,428,519	(1,610,897)
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	33,800,000	1	5/9/2014	249,275	(155,568)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	34,000,000	1	4/20/2016	1,212,100	(1,002,085)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	33,800,000	1	3/15/2016	244,205	(362,836)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	33,800,000	3	3/15/2016	398,840	(362,836)
Total Call Options					5,001,739	(5,299,751)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	33,800,000	1	3/15/2016	244,206	(18,992)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	33,800,000	3	3/15/2016	86,190	(18,992)
Pay Fixed - 3.033% - Receive Floating - LIBOR	10/24/2014 10/24/2044	26,100,000	4	10/22/2014	331,470	(184,740)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	30,400,000	3	1/30/2015	375,440	(375,440)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	33,800,000	5	1/26/2015	340,960	(340,960)
Pay Fixed - 3.093% - Receive Floating - LIBOR	10/21/2014 10/21/2044	26,100,000	3	10/17/2014	360,180	(217,016)
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	20,400,000	2	2/1/2017	1,468,800	(485,288)
Pay Fixed - 3.32% - Receive Floating - LIBOR	2/3/2017 2/3/2027	19,750,000	3	2/1/2017	1,428,518	(540,479)
Total Put Options					4,635,764	(2,181,907)

Total					9,637,503	(7,481,658)

(f)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2014 was $2,155,845.

Options on Mortgage-Backed Securities - TBAs
	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (g)

Call Options
30-Year GNSF	3.5	20,000,0004	2/13/2014	100.891	153,125	(412,500)
30-Year GNSF	3.5	20,000,0006	3/13/2014	100.500	200,000	(195,487)
Total Call Options					353,125	(607,987)

Put Options
30-Year GNSF	3.5	20,000,0004	2/13/2014	99.891	170,313	(1,875)
30-Year GNSF	3.5	20,000,0006	3/13/2014	99.500	228,125	(199,795)
Total Put Options					398,438	(201,670)

Total					751,563	(809,657)

(g)	Unrealized depreciation on written options on mortgage-backed securities - TBAs at January 31, 2014 was $58,094.

At January 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
12/30/2014 12/30/2016	162,100,000	Fixed — 1.173%	Floating — LIBOR	(543,604)	(563,274)
12/30/2014 12/30/2024	11,000,000	Fixed — 3.524%	Floating — LIBOR	(325,034)	(323,908)
12/30/2014 12/30/2034	89,000,000	Fixed — 4.01%	Floating — LIBOR	(4,069,317)	(4,096,293)
5/13/2014 5/13/2044	33,800,000	Fixed — 4.064%	Floating —- LIBOR	(2,530,843)	(2,136,381)
12/30/2014 12/30/2019	4,200,000	Floating — LIBOR	Fixed — 2.522%	59,451	63,316
12/30/2014 12/30/2044	25,500,000	Floating — LIBOR	Fixed — 4.081%	1,426,462	1,458,525
Total net unrealized depreciation	(5,598,015)

Bilateral Swap
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/3/2013 6/3/2025	33,200,0001	Floating — LIBOR	Fixed — 3.0%	(938,628)	—	(938,628)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Citigroup, Inc.
5	Barclays Bank PLC
6	The Goldman Sachs & Co.
GNSF: Government National Single Family
TBA: To Be Announced

Currency Abbreviations

AUD	Australian Dollar	GBP	British Pound:
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Mortgage-Backed Securities Pass-Throughs	$—	$1,267,145,207	$—	$1,267,145,207
Collateralized Mortgage Obligations	—	284,205,062	—	284,205,062
Government & Agency Obligations	—	63,370,576	—	63,370,576
Short-Term Investments	50,197,687	—	—	50,197,687
Derivatives (i)
Purchased Options	—	5,546,038	—	5,546,038
Futures Contracts	556,338	—	—	556,338
Interest Rate Swap Contracts	—	1,521,841	—	1,521,841

Total	$50,754,025	$1,621,788,724	$—	$1,672,542,749

Liabilities
Derivatives (i)
Futures Contracts	$(2,184)	$—	$—	$(2,184)
Written Options	—	(8,291,315)	—	(8,291,315)
Interest Rate Swap Contracts	—	(8,058,484)	—	(8,058,484)

Total	$(2,184)	$(16,349,799)	$—	$(16,351,983)

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$554,154	$(6,536,643)	$(276,672)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Government Securities Fund, a series of DWS Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014